ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$

Advance from end users*	38,663	38,327	5,874
Business tax and other taxes payable	1,136	1,798	276
Professional fees payable	2,878	6,562	1,006
Promotional events payables	2,172	2,077	318
Decoration payables	336	175	27
Others	6,213	7,021	1,076

	51,398	55,960	8,577

*     Advance from end users represents payments received by the Group in advance from the end users prior to the services to be provided.